Long-Term Employee Benefit Liabilities - Schedule of Company's Defined Benefit Pension Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Non-current asset	$ (41)	$ (4)
Non-current liability	700	729
Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning of year	731	659
Current service cost	10	10
Interest cost	12	17
Actuarial (gains) losses and changes in actuarial assumptions	(37)	43
Benefits paid	(27)	(23)
Divestiture	11
Foreign exchange	(11)	25
End of year	689	731
Beginning of year	517	478
Return on plan assets	25	42
Employer contributions	12	9
Benefits paid	(23)	(18)
Foreign exchange	1	6
End of year	532	517
Ending funded status– Plan deficit	157	214
Non-current asset	(41)	(4)
Current liability	2	2
Non-current liability	196	216
Net amount	157	214
Unrecognized actuarial losses	(112)	(158)
Current service cost	10	10
Interest cost	12	17
Return on plan assets	(21)	(21)
Actuarial losses	8	5
Net periodic benefit cost	$ 9	$ 11